Share-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Unvested Share Activity
A summary of the changes in the Company’s unvested ordinary shares during the nine months ended September 30, 2021 are as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested and Outstanding as of December 31, 2020	13,757	$2.36
Granted	—	—
Vested	(13,757)	2.36
Forfeited	—	—
Unvested and Outstanding as of September 30, 2021	—	$—

Schedule of Nonvested Restricted Share Units Activity
A summary of the changes in the Company’s unvested restricted share units during the nine months ended September 30, 2021 are as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested and Outstanding as of December 31, 2020	217,482	$10.19
Granted	—	—
Vested	(56,887)	10.19
Forfeited	—	—
Unvested and Outstanding as of September 30, 2021	160,595	$10.19

Schedule of Share-based Payment Arrangement, Option, Activity
The following table summarizes the Company’s share options activity for the nine months ended September 30, 2021:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2020	4,430,340	$5.61	9.22	$186,426
Granted	752,702	$37.20
Exercised	(1,015,915)	$1.07
Forfeited	(74,631)	$9.11
Outstanding as of September 30, 2021	4,092,496	$12.18	8.79	$81,351
Exercisable as of September 30, 2021	2,294,380	$1.92	8.45	$64,148
Unvested as of September 30, 2021	1,798,116	$24.47	9.23	$17,203

Schedule of Valuation Assumptions
The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the three months and nine months ended September 30, 2021 and 2020 were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Expected term (in years)	6.07 Years	6.08 Years	6.07 Years	5.93 Years
Expected volatility	66.90%	66.90%	67.20%	66.00%
Risk-free interest rate	0.96%	0.39%	0.91%	0.43%
Expected dividend yield	—%	—%	—%	—%
Fair value of underlying ordinary shares	$34.83	$17.00	$37.65	$10.30

Summary of Share-based Compensation Expense
Share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Research and development	$1,288	$2,231	$3,023	$5,748
General and administrative	999	2,984	2,834	10,869
Total share-based compensation expense	$2,287	$5,215	$5,857	$16,617